SCHEDULE OF FINANCIAL LIABILITIES (Details) - USD ($)	Apr. 30, 2023	Oct. 31, 2022	Aug. 05, 2022	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
IfrsStatementLineItems [Line Items]
Accounts payable and accrued expenses	$ 2,308,607	$ 1,345,288		$ 3,366,062	$ 308,719
Loans payable	2,336,222			27,144	17,580
Warrant derivative liability	1,107,775	1,242,580	$ 5,047,704	1,582,977	1,490,059
Financial liabilities	6,064,378	2,587,868		4,976,183	1,816,358
Due to related party	311,774
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrant derivative liability	$ 1,107,775	$ 1,242,580		$ 1,582,977	$ 1,490,059